Loan from directors (Details Narrative) - USD ($)	12 Months Ended
	Aug. 31, 2025	May 10, 2024
Debt Disclosure [Abstract]
Total proceeds	$ 608,940
Interest rate percentage	12.00%	46.00%
Total interest	$ 48,570